January 1, 1997


                         The Infinity Mutual Funds, Inc.


                                 AMERISTAR FUNDS
                            Capital Growth Portfolio
                        Limited Duration Income Portfolio
                              Core Income Portfolio
                       Tennessee Tax Exempt Bond Portfolio

                   Supplement to Prospectus Dated May 1, 1996



     The following supplements and supersedes any contrary information contained in the Portfolios' Prospectus.

     As of the date hereof, the name of the Portfolios has been changed from ValueStar Funds to AmeriStar Funds and the name of the Short-Intermediate Duration Bond Portfolio and Investment Grade Bond Portfolio has been changed to Limited Duration Income Portfolio and Core Income Portfolio, respectively.

                                                           January 1, 1997


                         The Infinity Mutual Funds, Inc.


                                 AMERISTAR FUNDS
                          Prime Money Market Portfolio
                      U.S. Treasury Money Market Portfolio
                                 Investor Shares

                   Supplement to Prospectus Dated May 1, 1996



     The following supplements and supersedes any contrary information contained in the Portfolios' Prospectus.

     As of the date hereof, the name of the Portfolios has been changed from ValueStar Funds to AmeriStar Funds.

                                                           January 1, 1997


                         The Infinity Mutual Funds, Inc.


                                 AMERISTAR FUNDS
                          Prime Money Market Portfolio
                      U.S. Treasury Money Market Portfolio
                                  Trust Shares

                  Supplement to Prospectus Dated July 1, 1996


     The following supplements and supersedes any contrary information contained in the Portfolios' Prospectus.

     As of the date hereof, the name of the Portfolios has been changed from ValueStar Funds to AmeriStar Funds.

                                                       January 1, 1997


                         The Infinity Mutual Funds, Inc.


               Correspondent Cash Reserves Money Market Portfolio
          Correspondent Cash Reserves Tax Free Money Market Portfolio
                                  Retail Shares

                Supplement to Prospectus Dated September 3, 1996



     The following supplements and supersedes any contrary information contained in the Portfolios' Prospectus.

     As of the date hereof, the Money Market Portfolio no longer offers Institutional Shares.